Other Provisions	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [Abstract]
OTHER PROVISIONS
22	OTHER PROVISIONS

As of December 31, this item includes:

	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Legal claims (a)	326,868	364,385	78,627	117,520	248,241	246,865
Tax claims	8,176	37,466	3,293	16,776	4,883	20,690
Provision for well closure (b)	52,949	82,475	10,837	20,533	42,112	61,942
	387,993	484,326	92,757	154,829	295,236	329,497

a)	Additions for legal claims correspond to:

Civil compensation to Peruvian Government

Corresponds to the legal contingency estimated by management for exposure of the Company and two of its subsidiaries to a probable compensation in relation to their participation as minority partners in certain entities that developed infrastructure projects in Peru with companies belonging to the Odebrecht group and projects related to “Club de la Construcción”. As indicated in Note 1-d) through the Agreement signed on May 21, 2021, the entry into force of which is subject to judicial approval, the Company acknowledges that it was used by some of its former directors for the commission of illegal acts up to in 2016 and agrees, consequently, to pay a civil compensation to the State for a total amount of S/321.9 million and US$41.1 million. As of December 31, 2021, the amount equivalent to the present value resulting from the amounts descrived above is recorded as one provision total S/164.6 million and US$18.9 million, equivalent to a total S/240.1 million.

Administrative process INDECOPI

i)	On March 9, 2021, Cumbra Peru S.A. was notified with an “Informe Final de Instrucción” prepared by INDECOPI’s Technical Secretary, in relation with the administrative sanction process against 33 construction companies and other 26 of their executives for allegedly arranging a coordination system through with they illegaly distributed several contract tenders conducted by Provias Nacional and other govenmental entities. Such report was subject to approval by INDECOPI’s “Comision de Defensa de la Libre Competencia”, which on November 15, 2021, through Resolution N°080-021-CLC-INDECOPI, ruled in favor to sanction the companies and their executives, included Cumbra Peru S.A. On December 9, 2021, Cumbra Peru filed an appeal against such ruling, suspending its application. As of December 31, 2021, the Company and its legal advisors estimated a provision of S/52.6 million (S/24.5 million as of December 31, 2020).

ii)	On February 7, 2022, Cumbra Peru S.A. and Unna Transporte S.A.C. were notified by the National Directorate for the Investigation and Promotion of Free Competition under File 003-2020/CLC-IP, issuing Resolution 038-2021/DLC-INDECOPI of December 28, 2021, through which an administrative procedure is initiated penalty for the alleged execution of a horizontal collusive practice in the form of concerted distribution of suppliers in the contracting market for workers in the construction sector at the national level, during the period between the years 2011 to 2017. As of December 31, 2021, the Company and its legal advisors estimate a provision amounting to S/4.8 million.

Shareholder class action lawsuits in the Eastern District Court of New York

During the first quarter of 2017 two securities class actions have been filed against the Company, and certain former employees in the Eastern District of New York. Both complaints allege false and misleading statements during the class period. In particular, they allege that the Company failed to disclose, among other things, that a) the Company knew that its partner Odebrecht was engaged in illegal activities, and b) the Company profited from such activities in violation of its own corporate governance standards.

As of July 2, 2020, the Company signed the settlement agreement with the plaintiffs’ attorneys, by which the parties agree to terminate the class action, subject to the court approval and the payment of the transaction amount by the Company. The amount agreed for the termination of the class action is equivalent to US$20 million. The Company registered a provision of US$15 million (equivalent of S/49.8 million), the difference of US$5 million was covered by the professional liability insurance policy in accordance with the agreement signed with the insurance company. In september 2020 , the Company paid US$0.3 million (equivalent to S/1.1 million).

On June 30, 2021, a first amendment to the agreement was signed, which stipulates a payment of US$0.6 million (equivalent to S/2.2 million), amortization of the oustanding balance on September 30, 2021, and annual interest of 8%. On September 14, 2021, the settlement agreement was approved by the Eastern District Court of New York.

On October 1, 2021, the second amendment to the agreement was signed, whereby US$5.5 million (equivalent to S/22.7 million) was paid plus accrued interest of US$0.9 million (equivalent to S/3.6 million), established as a new expiration date June 30, 2022, plus accrued interest at an interest rate of 9% per year was set.

As of December 31, 2021, the Company maintains a provision of US$8.6 million, equivalent to S/34.4 million, plus interest (as of December 31, 2020, US$14.7 million, equivalent to S/53.1 million, plus interest). As of the date of this report, all amounts under the settlement agreement related to the class action civil lawsuit have been paid in full, and the parties have jointly requested the court to reinstate the final judgment terminating the case.

Other legal provisions

As of December 31, 2021, corresponds to civil, labor, administrative and contentious administrative contingencies estimated at S/34.2 million (S/32.1 million as of December 31, 2020).

b)	Provision for closure corresponds mainly to:

i)	Provisions for closure of wells of Unna Energia S.A. for S/71.1 million and contractual compliance with Petroperu for S/3.4 million (as of December 31, 2020, S/48.4 million and S/3.2 million, respectively);

ii)	In Red Vial 5 S.A. provision for costs associated with the closing of the concession contract and the process of claiming the tariff guarantee for toll suspension for S/5.1 million (as of December 31, 2020, S/4.5 million); and

iii)	Provisions for net liabilities assumed from the partner in the Consorcio Chicama Ascope and other minor liabilities for S/2.8 million in Cumbra Peru S.A.

The account movement for the periods ended December 31, 2020 and 2021 are as follows:

			Contingent
			liabilities resulting	Provision
	Legal	Tax	from	for well
	claims	claims	acquisitions	closure	Total

At January 1, 2019	81,052	3,676	4,498	20,382	109,608
Additions	190,610	7,111	-	30,998	228,719
Reversals of provisions	(3,122)	-	(4,349)	-	(7,471)
Compensation (i)	(45,940)	-	-	-	(45,940)
Payments	(914)	-	-	(1,264)	(2,178)
Translation adjustments / Exchange difference	(94)	-	(149)	-	(243)
At December 31, 2019	221,592	10,787	-	50,116	282,495

At January 1, 2020	221,592	10,787	-	50,116	282,495
Additions	121,404	3,161	-	2,450	127,015
Present value	3,604	-	-	2,182	5,786
Reversals of provisions	(30,806)	(2,458)	-	-	(33,264)
Transfers	1,540	-	-	-	1,540
Compensation (i)	4,106	-	-	-	4,106
Payments	(3,938)	(3,314)	-	(1,799)	(9,051)
Translation adjustments / Exchange difference	9,366	-	-	-	9,366
At December 31, 2020	326,868	8,176	-	52,949	387,993

At January 1, 2021	326,868	8,176	-	52,949	387,993
Additions	59,109	30,505	-	10,815	100,429
Present value	19,627	-	-	9,780	29,407
Reversals of provisions	(13,027)	-	-	(2,957)	(15,984)
Transfers	466	(299)	-	716	883
Reclasification	(3,335)	-	-	3,335	-
Compensation (i)	(8,541)	-	-	-	(8,541)
Desconsolidation of subsidiary	(1,657)	-	-	-	(1,657)
Payments	(26,863)	(916)	-	(185)	(27,964)
Translation adjustments / Exchange difference	11,738	-	-	8,022	19,760
At December 31, 2021	364,385	37,466	-	82,475	484,326

(i)	Corresponds to the presentation of the net position against the trade accounts receivable of the Talara Refinery Project that is in arbitration proceedings with the customer Tenicas Reunidas S.A.C of the subsidiary Cumbra Peru S.A. (Note 2.32-i).